UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23157

BROOKFIELD REAL ASSETS INCOME FUND INC.

(Exact name of registrant as specified in charter)

BROOKFIELD PLACE

250 VESEY STREET, 15th Floor

NEW YORK, NEW YORK 10281-1023

(Address of principal executive offices) (Zip code)

BRIAN F. HURLEY, PRESIDENT

BROOKFIELD REAL ASSETS INCOME FUND INC.

BROOKFIELD PLACE

250 VESEY STREET, 15th Floor

NEW YORK, NEW YORK 10281-1023

(Name and address of agent for service)

Registrant’s telephone number, including area code: (855) 777-8001

Date of fiscal year end: December 31, 2017

Date of reporting period: June 30, 2017

Item 1. Reports to Stockholders.

Brookfield Investment Management
2017
SEMI-ANNUAL REPORT
June 30, 2017
Brookfield Real Assets Income Fund Inc.

IN PROFILE
Brookfield Investment Management Inc. (the “Adviser”) is an SEC-registered investment adviser and represents the Public Securities platform of Brookfield Asset Management. The Adviser provides global listed real assets strategies including real estate equities, infrastructure equities, real asset debt and diversified real assets. With over $15 billion of assets under management as of June 30, 2017, the Adviser manages separate accounts, registered funds and opportunistic strategies for institutional and individual clients, including financial institutions, public and private pension plans, insurance companies, endowments and foundations, sovereign wealth funds and high net worth investors. The Adviser is a wholly owned subsidiary of Brookfield Asset Management, a leading global alternative asset manager with approximately $250 billion of assets under management as of June 30, 2017. For more information, go to www.brookfield.com.
Brookfield Real Assets Income Fund Inc. is managed by Brookfield Investment Management Inc. The Fund uses its website as a channel of distribution of material company information. Financial and other material information regarding the Fund is routinely posted on and accessible at www.brookfield.com.

This report is for stockholder information. This is not a prospectus intended for use in the purchase or sale of Fund shares.
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

[THIS PAGE IS INTENTIONALLY LEFT BLANK]

Letter to Stockholders

Dear Stockholders,
We are pleased to provide the Semi-Annual Report for Brookfield Real Assets Income Fund Inc. (the “Fund”) for the six-month period ended June 30, 2017.
Global equities continued their post-U.S. election rally during the first half of 2017 as the MSCI World Index1 returned 11.0%. Regional gains were led by Europe, which gained 15.9% amid an improving political and economic backdrop; followed by Asia Pacific (up 11.3%) and North America (up 9.2%).
Global fixed-income markets, as measured by the Bloomberg Barclays Global Aggregate Total Return Index2, rose 4.4% in the first half of 2017. Following the dramatic increase in interest rates during the fourth quarter of 2016, the yield on 10-Year U.S. Treasuries declined 14 basis points during the period, closing at 2.30%.
Uncertainty returned to oil markets as the spot price of West Texas Intermediate Crude Oil declined more than 14% during the period on continued concerns about oversupply and elevated inventory levels, closing at $46.02 per barrel.
The U.S. Federal Reserve (the “Fed”) increased the target for the federal funds rate twice during the first half of 2017 (25 basis points each) to a range of 1.0% to 1.25%. At its June meeting the Federal Open Market Committee cited a strengthening labor market and moderately rising economic activity in its June statement on monetary policy; but also noted that inflation measures have recently declined and are likely to remain below the Fed’s two percent target. Also in June, Fed officials indicated they could begin unwinding its $4.5 trillion balance sheet this year. In Europe, European Central Bank (the “ECB”) president Mario Draghi called for “prudence” in the ECB’s policy; while in the U.K., Bank of England governor Mark Carney hinted at the prospect for higher interest rates.
In Europe, political uncertainty abated during the period, notably following the outcome of France’s presidential runoff, when the independent pro-European centrist Emmanuel Macron defeated far-right populist candidate Marine Le Pen.
Overall we believe we will continue to be in an attractive environment for real assets. We expect economic growth, inflation and interest rates to all move modestly higher. In such an environment, real asset companies should have a modest tailwind from earnings growth, somewhat offset by a modest headwind from rising interest rates. We remain mindful of potential headwinds, but are focused on security selection.
In addition to performance information, this report provides the Fund’s unaudited financial statements as of June 30, 2017.
We welcome your questions and comments, and encourage you to contact our Investor Relations team at (855) 777-8001 or visit us at www.brookfield.com for more information on this report or our recent webinar. Thank you for your support.
Sincerely,
Brian F. Hurley
President
Brookfield Real Assets Income Fund Inc.
Craig Noble, CFA
CEO, Chief Investment Officer and Portfolio Manager
Brookfield Investment Management Inc.

2017 Semi-Annual Report1

Letter to Stockholders (continued)

1 The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.
2 The Bloomberg Barclays Global Aggregate Total Return Index is a measure of global investment grade debt from 24 local currency markets. The multi-currency benchmark includes treasury, government-related, corporate and securitized fixed rate bonds from both developed and emerging market issuers.
Past performance is no guarantee of future results.
2Brookfield Investment Management Inc.

Brookfield Real Assets Income Fund Inc.
Portfolio Characteristics  (Unaudited)
June 30, 2017

PORTFOLIO STATISTICS
Annualized distribution rate[1]	10.30%
Weighted average coupon	4.79%
Weighted average life	4.60 years
Percentage of leveraged assets	20.62%
Total number of holdings	354

ASSET ALLOCATION[2]
Corporate Credit
— Real Estate	7.4%
— Infrastructure	18.7%
— Natural Resources	7.3%
— Other	0.3%
Total Corporate Credit	33.7%
Securitized Credit
— Residential Mortgage-Backed Securities	28.5%
— Commerical Mortgage-Backed Securities	9.0%
— Other	5.3%
Total Securitized Credit	42.8%
Real Asset Equities
— Real Estate	6.1%
— Infrastructure	7.2%
— MLP	4.4%
— Natural Resources	0.1%
— Other	0.3%
Total Real Asset Equities	18.1%
Cash & Other	5.4%
Total	100.0%

FIXED INCOME ASSETS BY CREDIT RATING[3]
BBB and Above	9.6%
BB	31.9%
B	18.8%
CCC and Below	19.9%
Unrated	19.8%
Total	100.0%

1The distribution rate referenced above is calculated as the annualized amount of the most recent monthly distribution declared divided by the June 30, 2017 stock price. This calculation does not include any non-income items such as loan proceeds or borrowings. The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of your distribution may be a return of capital. Year-to-date through June 30, 2017, 19.37% of the Fund's distributions is a return of capital.
2Percentages are based on gross assets.
3Percentages are based on total market value of fixed income securities.
2017 Semi-Annual Report3

Brookfield Real Assets Income Fund Inc.
Schedule of Investments (Unaudited)
June 30, 2017

	Principal Amount (000s)	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS – 0.5%
U.S. Government Agency Collateralized Mortgage Obligations – 0.0%
Federal National Mortgage Association
Series 1997-79, Class PL, 6.85%, 12/18/27 [1]	$ 131	$ 148,696
Total U.S. Government Agency Collateralized Mortgage Obligations		148,696
U.S. Government Agency Pass-Through Certificates – 0.5%
Federal Home Loan Mortgage Corporation
Pool C69047, 7.00%, 06/01/32 [1]	215	235,716
Pool C56878, 8.00%, 08/01/31	45	46,144
Pool C58516, 8.00%, 09/01/31	37	37,241
Pool C59641, 8.00%, 10/01/31 [1]	134	148,587
Pool C55166, 8.50%, 07/01/31	95	100,581
Pool C55167, 8.50%, 07/01/31	58	60,279
Pool C55169, 8.50%, 07/01/31	57	58,596
Pool G01466, 9.50%, 12/01/22	80	84,983
Pool 555559, 10.00%, 03/01/21	4	3,982
Pool 555538, 10.00%, 03/01/21	5	5,350
Federal National Mortgage Association
Pool 761836, 6.00%, 06/01/33 [1]	307	344,793
Pool 948362, 6.50%, 08/01/37	49	53,555
Pool 645912, 7.00%, 06/01/32 [1]	199	219,165
Pool 645913, 7.00%, 06/01/32 [1]	298	331,756
Pool 650131, 7.00%, 07/01/32 [1]	269	299,341
Pool 827853, 7.50%, 10/01/29	29	28,899
Pool 545990, 7.50%, 04/01/31 [1]	388	440,379
Pool 255053, 7.50%, 12/01/33 [1]	98	110,775
Pool 735576, 7.50%, 11/01/34 [1]	443	525,605
Pool 896391, 7.50%, 06/01/36 [1]	154	170,463
Pool 735800, 8.00%, 01/01/35 [1]	323	380,504
Pool 636449, 8.50%, 04/01/32 [1]	244	272,712
Pool 458132, 8.82%, 03/15/31 [1]	231	251,925
Pool 852865, 9.00%, 07/01/20 [1]	154	162,184
Pool 545436, 9.00%, 10/01/31 [1]	171	195,713
Total U.S. Government Agency Pass-Through Certificates		4,569,228
Total U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $4,371,382)		4,717,924
SECURITIZED CREDIT – 53.5%
Commercial Mortgage-Backed Securities – 11.3%
A10 Securitization LLC
Series 2015-1, Class D, 4.99%, 04/15/34 [2,3] (Acquired 12/05/16, Cost $999,758, 0.1%)	1,000	953,503
A10 Term Asset Financing LLC
Series 2013-2, Class B, 4.38%, 11/15/27 [2,3] (Acquired 12/05/16, Cost $2,926,827, 0.3%)	2,927	2,920,225
Series 2014-1, Class D, 5.08%, 04/15/33 [2,3] (Acquired 12/05/16, Cost $327,992, 0.0%)	328	328,114
Series 2013-2, Class C, 5.12%, 11/15/27 [2,3] (Acquired 12/05/16, Cost $1,999,828, 0.2%)	2,000	1,998,774

See Notes to Financial Statements.
4Brookfield Investment Management Inc.

Brookfield Real Assets Income Fund Inc.
Schedule of Investments (Unaudited) (continued)
June 30, 2017

	Principal Amount (000s)	Value
SECURITIZED CREDIT (continued)
Series 2013-2, Class D, 6.23%, 11/15/27 [2,3] (Acquired 12/05/16, Cost $500,971, 0.1%)	$ 501	$ 501,610
BXHTL Mortgage Trust
Series 2015-JWRZ, Class DR2, 4.85%, 05/15/29 [2,3,4] (Acquired 12/05/16, Cost $3,640,380, 0.4%)	3,750	3,795,068
Class B Notes
Moreland Avenue, 9.23%, 11/01/20 [3,5,6] (Acquired 12/05/16, Cost $225,000, 0.0%)	225	225,000
Browns Bridge, 9.50%, 11/01/20 [3,5,6] (Acquired 12/05/16, Cost $118,000, 0.0%)	118	118,000
Fayetteville, 9.50%, 11/01/20 [3,5,6] (Acquired 12/05/16, Cost $48,000, 0.0%)	48	48,000
Lee & White, 9.50%, 11/01/20 [3,5,6] (Acquired 12/05/16, Cost $91,000, 0.0%)	91	91,000
Marshalls, 9.50%, 11/01/20 [3,5,6] (Acquired 12/05/16, Cost $386,000, 0.0%)	386	386,000
Meadows, 9.50%, 11/01/20 [3,5,6] (Acquired 12/05/16, Cost $6,142, 0.0%)	6	6,143
North River, 9.50%, 11/01/20 [3,5,6] (Acquired 12/05/16, Cost $216,488, 0.0%)	216	216,488
Town and Country, 9.50%, 11/01/20 [3,5,6] (Acquired 12/05/16, Cost $491,444, 0.1%)	491	491,444
Crossroads, 9.50%, 11/01/20 [3,5,6] (Acquired 12/05/16, Cost $170,000, 0.0%)	170	170,000
Urschel Port - Cumberland Crossing, 10.00%, 03/01/19 [3,5,6] (Acquired 12/05/16, Cost $1,050,000, 0.1%)	1,050	1,050,000
Urschel Port - Solana Mar Apartments, 10.00%, 03/01/19 [3,5,6] (Acquired 12/05/16, Cost $1,245,000, 0.1%)	1,245	1,245,000
Vale Park Village Apartments, 10.00%, 03/01/19 [3,5,6] (Acquired 12/05/16, Cost $1,270,000, 0.1%)	1,270	1,270,000
St. Louis Holiday Inn, 10.08%, 07/01/20 [3,5,6] (Acquired 12/05/16, Cost $2,000,000, 0.2%)	2,000	1,942,400
885 Trademark, 10.50%, 10/01/19 [3,5,6] (Acquired 12/05/16, Cost $1,800,000, 0.2%)	1,800	1,800,000
Kilcullen Quads, 11.00%, 01/01/18 [3,5,6] (Acquired 12/05/16, Cost $500,000, 0.1%)	500	500,000
Cedar Park Medical Center, 11.00%, 06/01/19 [3,5,6] (Acquired 12/05/16, Cost $600,000, 0.1%)	600	600,000
901 Ponce de Leon Blvd, 11.00%, 09/01/19 [3,5,6] (Acquired 12/05/16, Cost $1,782,854, 0.2%)	1,783	1,782,854
Creekwood Village Apartments, 11.00%, 04/01/20 [3,5,6] (Acquired 12/05/16, Cost $670,000, 0.1%)	670	670,000
Barrington Centre Office, 12.00%, 07/01/17 [3,5,6] (Acquired 12/05/16, Cost $545,000, 0.1%)	545	545,000
Credit Suisse Commercial Mortgage Trust
Series 2006-C1, Class K, 5.85%, 02/15/39 [2,3] (Acquired 12/05/16 - 01/01/17, Cost $1,484,507, 0.0%)	2,618	201,735
Hilton USA Trust
Series 2016-HHV, Class E, 4.33%, 11/05/38 [2,3] (Acquired 12/05/16, Cost $16,391,717, 1.8%)	20,000	16,969,640

See Notes to Financial Statements.
2017 Semi-Annual Report5

Brookfield Real Assets Income Fund Inc.
Schedule of Investments (Unaudited) (continued)
June 30, 2017

	Principal Amount (000s)	Value
SECURITIZED CREDIT (continued)
Hyatt Hotel Portfolio Trust
Series 2015-HYT, Class E, 4.96%, 11/15/29 [2,4,7]	$ 7,950	$ 7,979,802
LB-UBS Commercial Mortgage Trust
Series 2007-C7, Class AJ, 6.50%, 09/15/45	20,000	20,233,160
LNR CDO V Ltd.
Series 2007-1A, Class F, 2.67%, 12/26/49 [2,3,4] (Acquired 12/05/16, Cost $3,750,000, 0.0%)	3,750	4,687
Morgan Stanley Capital I Trust
Series 2007-T25, Class AJ, 5.57%, 11/12/49	8,613	8,699,258
Series 2007-T27, Class AJ, 6.00%, 06/11/42	3,757	3,896,479
Morgan Stanley Capital I, Inc.
Series 1998-HF1, Class K, 6.19%, 03/15/30 [2,3] (Acquired 12/05/16, Cost $223,333, 0.0%)	229	230,924
Wachovia Bank Commercial Mortgage Trust
Series 2007-C31, Class L, 5.13%, 04/15/47 [2,3] (Acquired 12/05/16 - 05/01/17, Cost $6,384, 0.0%)	563	6
Series 2005-C20, Class F, 5.61%, 07/15/42 [2,3] (Acquired 12/05/16, Cost $2,890,816, 0.3%)	2,943	2,840,582
Waldorf Astoria Boca Raton Trust
Series 2016-BOCA, Class E, 5.51%, 06/15/29 [2,3,4] (Acquired 12/05/16, Cost $20,000,000, 2.2%)	20,000	20,173,524
Total Commercial Mortgage-Backed Securities		104,884,420
Interest-Only Securities – 0.2%
GMAC Commercial Mortgage Securities, Inc. Trust
Series 2003-C1 Trust, Class X1, 1.52%, 05/10/36 [2,3,8] (Acquired 12/05/16, Cost $38,110, 0.0%)	897	1,153
Government National Mortgage Association
Series 2010-132, Class IO, 0.53%, 11/16/52 [3,8] (Acquired 12/05/16, Cost $52,645, 0.0%)	1,074	40,213
JP Morgan Mortgage Trust
Series 2015-4, Class 2X1, 0.29%, 06/25/45 [2,3,8] (Acquired 12/05/16, Cost $1,531,410, 0.2%)	100,730	1,385,598
Series 2014-5, Class AX4, 0.50%, 10/25/29 [2,3,8] (Acquired 12/05/16, Cost $242,528, 0.0%)	13,539	203,628
Vendee Mortgage Trust
Series 1997-2, Class IO, 0.00%, 06/15/27 [3,8] (Acquired 12/05/16, Cost $0, 0.0%)	7,853	8
Total Interest-Only Securities		1,630,600
Other – 5.1%
Conseco Finance Securitizations Corp.
Series 2001-4, Class A4, 7.36%, 08/01/32	113	118,009
Conseco Financial Corp.
Series 1997-7, Class A7, 6.96%, 07/15/28	41	41,401
Greenpoint Manufactured Housing
Series 1999-1, Class A5, 6.77%, 08/15/29	9,782	9,605,639
Series 1999-3, Class 1A7, 7.27%, 06/15/29	6,932	7,110,612
Lehman ABS Manufactured Housing Contract Trust
Series 2001-B, Class M1, 6.63%, 04/15/40	10,017	10,717,923

See Notes to Financial Statements.
6Brookfield Investment Management Inc.

Brookfield Real Assets Income Fund Inc.
Schedule of Investments (Unaudited) (continued)
June 30, 2017

	Principal Amount (000s)	Value
SECURITIZED CREDIT (continued)
Mid-State Capital Corporation Trust
Series 2004-1, Class M1, 6.50%, 08/15/37	$ 3,315	$ 3,560,208
Series 2004-1, Class M2, 8.11%, 08/15/37	2,732	3,095,723
Series 2004-1, Class B, 8.90%, 08/15/37	828	909,939
Mid-State Trust X
Series 10, Class B, 7.54%, 02/15/36	4,234	4,560,628
Oakwood Mortgage Investors, Inc.
Series 2001-E, Class A4, 6.81%, 12/15/31	6,763	7,054,711
Series 2001-D, Class A4, 6.93%, 09/15/31	919	789,806
Total Other		47,564,599
Residential Mortgage-Backed Securities – 36.9%
ACE Securities Corporation Home Equity Loan Trust
Series 2006-OP1, Class A2D, 1.46%, 04/25/36 [4,7]	6,740	5,800,186
Alternative Loan Trust
Series 2007-OA3, Class 1A1, 1.36%, 04/25/47 [4,7]	14,670	13,051,357
Series 2005-51, Class 4A1, 1.53%, 11/20/35 [4,7]	3,432	2,760,798
Series 2007-2CB, Class 2A11, 1.62%, 03/25/37 [4]	5,218	3,402,063
Series 2006-19CB, Class A9, 1.92%, 08/25/36 [4]	4,218	2,989,695
Series 2007-12T1, Class A22, 5.75%, 06/25/37	2,995	2,395,431
Series 2007-15CB, Class A5, 5.75%, 07/25/37	1,732	1,574,097
Series 2007-15CB, Class A2, 5.75%, 07/25/37	1,882	1,710,081
Series 2006-29T1, Class 2A5, 6.00%, 10/25/36	2,576	1,998,608
Series 2006-45T1, Class 2A5, 6.00%, 02/25/37	4,199	3,255,213
Series 2006-29T1, Class 2A6, 6.50%, 10/25/36	4,042	3,262,389
Series 2006-23CB, Class 2A7, 23.54%, 08/25/36 [3,4,9] (Acquired 12/05/16, Cost $2,657,703, 0.3%)	1,976	2,838,059
Series 2006-29T1, Class 3A3, 66.10%, 10/25/36 [3,4,9] (Acquired 12/05/16 - 01/25/17, Cost $2,405,628, 0.3%)	780	2,676,170
BCAP LLC Trust
Series 2010-RR6, Class 1910, 1.34%, 11/26/35 [2,4,7]	8,440	7,747,399
Series 2010-RR5, Class 5A10, 1.34%, 11/26/35 [2,4,7]	6,733	6,183,784
Series 2012-RR4, Class 5A6, 2.50%, 05/26/36 [2,3] (Acquired 12/05/16, Cost $6,115,870, 0.7%)	7,922	6,594,227
Series 2013-RR2, Class 3A2, 3.20%, 03/26/36 [2,3] (Acquired 12/05/16, Cost $6,178,169, 0.6%)	6,169	5,736,222
Chase Mortgage Finance Trust
Series 2005-A2, Class 3A2, 3.17%, 01/25/36	2,790	2,594,671
CHL Mortgage Pass-Through Trust
Series 2006-HYB5, Class 3A1B, 3.28%, 09/20/36	4,359	3,501,060
Series 2007-5, Class A29, 5.50%, 05/25/37	433	386,356
Series 2004-21, Class A10, 6.00%, 11/25/34	171	177,347
Series 2007-18, Class 1A1, 6.00%, 11/25/37	525	469,786
Citigroup Mortgage Loan Trust
Series 2009-11, Class 8A2, 3.14%, 04/25/45 [2]	3,244	2,972,734
Series 2012-6, Class 2A2, 3.20%, 08/25/36 [2]	16,233	14,054,594
Series 2007-AR5, Class 1A2A, 3.35%, 04/25/37	2,547	2,220,215
Series 2009-6, Class 19A2, 6.00%, 03/25/36 [2,3] (Acquired 12/05/16, Cost $3,450,997, 0.3%)	4,194	3,229,088

See Notes to Financial Statements.
2017 Semi-Annual Report7

Brookfield Real Assets Income Fund Inc.
Schedule of Investments (Unaudited) (continued)
June 30, 2017

	Principal Amount (000s)	Value
SECURITIZED CREDIT (continued)
Credit Suisse Mortgage Trust
Series 2011-10R, Class 3A2, 3.02%, 09/27/36 [2]	$ 4,616	$ 4,092,993
First Horizon Alternative Mortgage Securities Trust
Series 2005-FA8, Class 1A6, 1.87%, 11/25/35 [4]	2,886	2,079,518
Series 2005-FA9, Class A1, 1.92%, 12/25/35 [4]	2,581	1,847,751
First Republic Bank Mortgage Pass-Through Certificates Trust
Series 2000-FRB1, Class B3, 1.72%, 06/25/30 [4]	51	34,186
GMACM Home Equity Loan Trust
Series 2006-HLTV, Class A5, 6.01%, 10/25/29 [7]	4,642	4,757,368
Series 2007-HE2, Class A2, 6.05%, 12/25/37	2,067	2,026,448
Series 2007-HE2, Class A3, 6.19%, 12/25/37	3,983	3,905,967
GSAMP Trust
Series 2006-NC2, Class A2C, 1.37%, 06/25/36 [4,7]	792	508,472
Series 2006-HE8, Class A2C, 1.39%, 01/25/37 [4,7]	14,104	12,342,116
Home Equity Asset Trust
Series 2006-7, Class 2A3, 1.37%, 01/25/37 [4,7]	10,402	8,153,239
IndyMac INDA Mortgage Loan Trust
Series 2007-AR1, Class 1A1, 3.59%, 03/25/37	2,379	2,302,564
Series 2007-AR3, Class 1A1, 3.87%, 07/25/37	4,449	3,954,955
Irwin Home Equity Loan Trust
Series 2006-1, Class 2A3, 6.27%, 09/25/35 [2,3,7] (Acquired 12/05/16, Cost $3,512,056, 0.4%)	3,424	3,481,446
Irwin Whole Loan Home Equity Trust
Series 2005-C, Class 2M3, 3.22%, 03/25/25 [4,7]	271	269,779
IXIS Real Estate Capital Trust
Series 2007-HE1, Class A1, 1.28%, 05/25/37 [4,7]	3,078	1,156,081
Series 2006-HE3, Class A2, 1.32%, 01/25/37 [4,7]	874	412,492
Series 2007-HE1, Class A2, 1.33%, 05/25/37 [4,7]	4,901	1,854,468
Series 2006-HE2, Class A3, 1.38%, 08/25/36 [4,7]	16,159	6,345,226
Series 2007-HE1, Class A3, 1.38%, 05/25/37 [4,7]	1,511	576,012
Series 2007-HE1, Class A4, 1.45%, 05/25/37 [4,7]	2,865	1,103,484
Series 2006-HE1, Class A4, 1.82%, 03/25/36 [4,7]	610	395,627
JP Morgan Mortgage Trust
Series 2003-A1, Class B4, 2.95%, 10/25/33	143	77,568
Series 2003-A2, Class B4, 3.29%, 11/25/33	78	10,741
JP Morgan Resecuritization Trust
Series 2012-2, Class 1A8, 3.29%, 03/26/37 [2,3] (Acquired 12/05/16 - 06/01/17, Cost $5,203,012, 0.5%)	5,775	5,030,366
MASTR Asset Backed Securities Trust
Series 2006-NC3, Class A3, 1.32%, 10/25/36 [4,7]	4,180	2,629,161
Series 2006-NC2, Class A4, 1.37%, 08/25/36 [4,7]	10,903	5,831,839
Series 2006-NC3, Class A4, 1.38%, 10/25/36 [4,7]	7,052	4,475,483
Series 2006-HE5, Class A3, 1.38%, 11/25/36 [4,7]	17,255	11,258,263
Series 2006-NC2, Class A5, 1.46%, 08/25/36 [4,7]	539	293,042
Series 2005-NC2, Class A4, 1.92%, 11/25/35 [4,7]	11,834	8,156,251
Nomura Resecuritization Trust
Series 2013-1R, Class 3A12, 1.18%, 10/26/36 [2,4,7]	28,503	27,288,498
Series 2014-1R, Class 2A11, 1.49%, 02/26/37 [2,3,4] (Acquired 12/05/16 - 12/27/16, Cost $20,697,808, 2.1%)	33,449	19,689,510

See Notes to Financial Statements.
8Brookfield Investment Management Inc.

Brookfield Real Assets Income Fund Inc.
Schedule of Investments (Unaudited) (continued)
June 30, 2017

	Principal Amount (000s)	Value
SECURITIZED CREDIT (continued)
Series 2015-11R, Class 4A5, 2.97%, 06/26/37 [2]	$ 3,140	$ 2,049,803
Series 2014-6R, Class 5A7, 3.13%, 04/26/37 [2]	8,951	6,061,858
Series 2015-1R, Class 4A7, 3.21%, 12/26/37 [2]	2,605	1,829,581
Series 2015-1R, Class 3A7, 3.30%, 03/26/37 [2]	5,753	4,400,814
Series 2014-2R, Class 1A7, 3.37%, 01/26/36 [2]	3,234	2,921,468
Series 2015-4R, Class 3A8, 3.53%, 02/26/36 [2]	19,700	15,529,801
Series 2015-6R, Class 2A4, 6.87%, 01/26/37 [2,3] (Acquired 12/05/16, Cost $12,996,857, 1.4%)	15,610	12,857,698
RALI Trust
Series 2007-QO3, Class A1, 1.38%, 03/25/47 [4,7]	3,418	2,990,891
Series 2006-QO7, Class 2A1, 1.58%, 09/25/46 [4]	14,593	12,011,730
Series 2006-QS14, Class A30, 65.44%, 11/25/36 [3,4,9] (Acquired 12/05/16, Cost $339,382, 0.0%)	135	404,694
Residential Asset Securitization Trust
Series 2005-A13, Class 1A1, 1.92%, 10/25/35 [4]	2,768	2,261,448
Resix Finance Limited Credit-Linked Notes
Series 2003-CB1, Class B8, 7.87%, 06/10/35 [2,3,4] (Acquired 12/05/16, Cost $14,336, 0.0%)	16	29
Series 2004-B, Class B9, 9.37%, 02/10/36 [2,3,4] (Acquired 12/05/16, Cost $89,810, 0.0%)	90	1,048
RFMSI Trust
Series 2007-S3, Class 1A5, 5.50%, 03/25/37	3,514	3,097,875
Securitized Asset Backed Receivables LLC Trust
Series 2006-NC3, Class A2B, 1.37%, 09/25/36 [4,7]	7,440	3,966,743
Series 2007-NC1, Class A2B, 1.37%, 12/25/36 [4,7]	5,205	3,046,799
Series 2007-BR4, Class A2C, 1.51%, 05/25/37 [4,7]	6,252	4,387,900
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2007-OA1, Class A1A, 1.43%, 02/25/47 [4]	4,194	3,575,391
Series 2007-HY5, Class 1A1, 2.86%, 05/25/37	5,135	4,516,717
Series 2007-HY5, Class 3A1, 3.13%, 05/25/37	2,317	2,133,070
Series 2003-S1, Class B4, 5.50%, 04/25/33 [2,3] (Acquired 12/05/16, Cost $0, 0.0%)	77	1
Wells Fargo Mortgage Backed Securities Trust
Series 2005-2, Class 1B1, 5.50%, 04/25/35	4,981	4,738,285
Total Residential Mortgage-Backed Securities		342,706,188
Total SECURITIZED CREDIT (Cost $508,608,721)		496,785,807
CORPORATE CREDIT – 42.0%
Automotive – 0.0%
Motors Liquidation Co., 0.00%, 07/15/33 [5,10]	8,250	825
Basic Industrial – 1.1%
Hexion, Inc., 9.00%, 11/15/20	2,525	1,723,312
INEOS Group Holdings SA, 5.63%, 08/01/24 [1,2,11]	8,175	8,430,469
Total Basic Industrial		10,153,781
Construction & Building Materials – 1.9%
PulteGroup, Inc., 6.38%, 05/15/33 [1,12]	6,925	7,236,625

See Notes to Financial Statements.
2017 Semi-Annual Report9

Brookfield Real Assets Income Fund Inc.
Schedule of Investments (Unaudited) (continued)
June 30, 2017

	Principal Amount (000s)	Value
CORPORATE CREDIT (continued)
Toll Brothers Finance Corp., 4.88%, 11/15/25 [12]	$ 9,675	$ 10,037,813
Total Construction & Building Materials		17,274,438
Energy – 4.6%
Concho Resources, Inc., 5.50%, 04/01/23 [1,12]	5,775	5,933,812
EP Energy LLC, 6.38%, 06/15/23	3,725	2,188,438
EP Energy LLC, 8.00%, 11/29/24 [1,2]	4,950	4,937,625
ION Geophysical Corp., 9.13%, 12/15/21 [2]	2,050	1,568,250
MEG Energy Corp., 6.50%, 01/15/25 [2,11]	7,475	6,802,250
Pattern Energy Group, Inc., 5.88%, 02/01/24 [2,12]	7,125	7,499,062
Precision Drilling Corp., 6.63%, 11/15/20 [11,12]	2,780	2,717,724
Puma International Financing SA, 6.75%, 02/01/21 [2,11]	3,125	3,225,938
Range Resources Corp., 5.75%, 06/01/21 [1,2]	4,100	4,182,000
Trinidad Drilling Ltd., 6.63%, 02/15/25 [2,11,12]	3,825	3,633,750
Total Energy		42,688,849
Health Facilities – 3.1%
HCA, Inc., 5.25%, 06/15/26 [1,12]	15,100	16,285,350
Kindred Healthcare, Inc., 6.38%, 04/15/22 [1]	5,600	5,516,000
Tenet Healthcare Corp., 8.13%, 04/01/22	6,825	7,243,031
Total Health Facilities		29,044,381
Leisure – 2.7%
Boyd Gaming Corp., 6.38%, 04/01/26 [12]	9,250	10,001,563
GLP Capital LP, 5.38%, 04/15/26 [12]	4,925	5,379,528
MGM Growth Properties Operating Partnership LP, 5.63%, 05/01/24	9,275	10,109,750
Total Leisure		25,490,841
Media – 3.7%
CCO Holdings LLC, 5.75%, 01/15/24 [1]	7,450	7,850,437
CCO Holdings LLC, 5.88%, 05/01/27 [2,12]	6,050	6,465,938
CSC Holdings LLC, 10.88%, 10/15/25 [1,2]	5,850	7,041,937
CSC Holdings LLC, 5.25%, 06/01/24 [1]	7,975	8,135,297
Mediacom Broadband LLC, 6.38%, 04/01/23	4,550	4,754,250
Total Media		34,247,859
Metals & Mining – 3.4%
AK Steel Corp., 7.63%, 10/01/21 [1]	7,425	7,724,376
Alcoa Nederland Holding BV, 7.00%, 09/30/26 [2,11,12]	7,200	7,902,000
ArcelorMittal, 6.13%, 06/01/25 [11,12]	4,975	5,572,000
Hudbay Minerals, Inc., 7.63%, 01/15/25 [2,11]	10,125	10,605,937
Total Metals & Mining		31,804,313
Oil Gas Transportation & Distribution – 6.3%
AmeriGas Partners LP, 5.50%, 05/20/25 [12]	3,725	3,799,500
Antero Midstream Partners LP, 5.38%, 09/15/24 [2]	1,175	1,201,438
Blue Racer Midstream LLC, 6.13%, 11/15/22 [1,2,12]	6,575	6,624,312
Crestwood Midstream Partners LP, 6.25%, 04/01/23 [1]	6,175	6,267,625
Dynagas LNG Partners LP, 6.25%, 10/30/19 [11]	2,825	2,782,625
Ferrellgas Partners LP, 8.63%, 06/15/20 [1]	4,575	4,323,375
Global Partners LP, 6.25%, 07/15/22 [1]	4,125	4,145,625

See Notes to Financial Statements.
10Brookfield Investment Management Inc.

Brookfield Real Assets Income Fund Inc.
Schedule of Investments (Unaudited) (continued)
June 30, 2017

	Principal Amount (000s)	Value
CORPORATE CREDIT (continued)
Holly Energy Partners LP, 6.00%, 08/01/24 [2]	$ 1,375	$ 1,430,000
LBC Tank Terminals Holding Netherlands BV, 6.88%, 05/15/23 [2,11,12]	3,325	3,449,688
MPLX LP, 4.88%, 12/01/24 [12]	7,725	8,236,132
Suburban Propane Partners LP, 5.50%, 06/01/24 [12]	575	572,125
Targa Pipeline Partners LP, 5.88%, 08/01/23 [12]	5,725	5,725,000
Targa Resources Partners LP, 5.25%, 05/01/23 [1,12]	5,000	5,125,000
Tesoro Logistics LP, 6.13%, 10/15/21 [12]	4,250	4,420,000
Total Oil Gas Transportation & Distribution		58,102,445
Real Estate – 1.1%
Hospitality Properties Trust, 4.95%, 02/15/27	3,500	3,654,837
Lamar Media Corp., 5.38%, 01/15/24 [12]	6,750	7,053,750
Total Real Estate		10,708,587
Real Estate - Diversified – 0.4%
New Albertsons, Inc., 7.75%, 06/15/26 [12]	3,900	3,909,750
Services – 1.3%
H&E Equipment Services, Inc., 7.00%, 09/01/22 [12]	5,650	5,876,000
United Rentals North America, Inc., 7.63%, 04/15/22	297	310,365
United Rentals North America, Inc., 5.75%, 11/15/24 [12]	5,050	5,289,875
United Rentals North America, Inc., 5.50%, 05/15/27	500	515,000
Total Services		11,991,240
Specialty Retail – 0.3%
L Brands, Inc., 7.60%, 07/15/37 [1,12]	3,075	3,067,313
Telecommunication Services – 7.6%
CenturyLink, Inc., 7.65%, 03/15/42 [12]	10,925	10,146,594
CyrusOne LP, 5.38%, 03/15/27 [2,12]	3,050	3,175,813
FairPoint Communications, Inc., 8.75%, 08/15/19 [2,12]	4,775	4,905,596
Frontier Communications Corp., 11.00%, 09/15/25 [12]	9,400	8,718,500
Level 3 Financing, Inc., 5.38%, 05/01/25 [12]	9,925	10,446,062
Qwest Capital Funding, Inc., 6.88%, 07/15/28 [12]	550	523,248
SBA Communications Corp., 4.88%, 07/15/22	2,875	2,961,250
SBA Communications Corp., 4.88%, 09/01/24 [2]	3,500	3,561,250
Sprint Capital Corp., 6.88%, 11/15/28	825	917,045
T-Mobile USA, Inc., 6.63%, 04/01/23 [12]	5,240	5,544,968
Windstream Services LLC, 7.50%, 06/01/22 [12]	10,900	9,728,250
Zayo Group LLC, 6.00%, 04/01/23 [1]	9,050	9,525,125
Total Telecommunication Services		70,153,701
Transportation – 1.2%
DP World Ltd., 6.85%, 07/02/37 [2,11,12]	2,450	2,879,088
Teekay Offshore Partners LP, 6.00%, 07/30/19 [3,11] (Acquired 12/05/16, Cost $3,755,511, 0.3%)	3,750	2,962,500
Watco Companies LLC, 6.38%, 04/01/23 [2,12]	5,050	5,264,625
Total Transportation		11,106,213
Utility – 3.3%
AES Corp., 4.88%, 05/15/23 [12]	4,250	4,329,688
AES Corp., 5.50%, 03/15/24 [12]	1,400	1,457,750

See Notes to Financial Statements.
2017 Semi-Annual Report11

Brookfield Real Assets Income Fund Inc.
Schedule of Investments (Unaudited) (continued)
June 30, 2017

	Principal Amount (000s)	Value
CORPORATE CREDIT (continued)
Calpine Corp., 5.75%, 01/15/25	$ 5,375	$ 5,039,062
Dynegy, Inc., 6.75%, 11/01/19 [1]	5,875	6,058,594
NRG Energy, Inc., 6.25%, 07/15/22 [1]	6,100	6,260,125
NRG Yield Operating LLC, 5.38%, 08/15/24 [12]	7,275	7,629,656
Total Utility		30,774,875
Total CORPORATE CREDIT (Cost $386,038,114)		390,519,411

	Shares	Value
COMMON STOCKS – 21.4%
Airports – 0.5%
Aeroports de Paris [11]	4,000	$ 644,773
Auckland International Airport Ltd. [11]	302,900	1,582,711
Flughafen Zurich AG [11]	6,200	1,522,721
Grupo Aeroportuario del Pacifico SAB de CV [11]	70,300	792,140
Total Airports		4,542,345
Automotive – 0.2%
Ford Motor Co.	61,300	685,947
General Motors Co.	22,276	778,101
Total Automotive		1,464,048
Basic Industrial – 0.1%
General Electric Co.	37,450	1,011,525
Datacenters – 0.1%
Leopalace21 Corp. [11]	42,000	261,270
QTS Realty Trust, Inc.	13,600	711,688
Total Datacenters		972,958
Electric Utilities & Generation – 0.8%
American Electric Power Company, Inc. [12]	28,400	1,972,948
CMS Energy Corp. [12]	17,100	790,875
Enel SpA [11]	464,600	2,491,886
FirstEnergy Corp. [12]	27,200	793,152
Pattern Energy Group, Inc. [12]	39,900	951,216
Total Electric Utilities & Generation		7,000,077
Electricity Transmission & Distribution – 1.8%
Edison International [12]	45,400	3,549,826
National Grid PLC [11]	503,492	6,238,538
PG&E Corp. [12]	63,800	4,234,406
Red Electrica Corporation SA [11]	52,700	1,102,508
Sempra Energy [12]	17,500	1,973,125
Total Electricity Transmission & Distribution		17,098,403
Energy – 1.0%
BreitBurn Energy Partners LP [13]	13,075	500
Energy Transfer Partners LP [12]	426,100	8,688,179
ION Geophysical Corp. [13]	27,750	120,712

See Notes to Financial Statements.
12Brookfield Investment Management Inc.

Brookfield Real Assets Income Fund Inc.
Schedule of Investments (Unaudited) (continued)
June 30, 2017

	Shares	Value
COMMON STOCKS (continued)
Thunderbird Resources Equity, Inc. [3,5,13] (Acquired 12/05/16, Cost $1,114,211, 0.0%)	11	$ 425,422
Total Energy		9,234,813
Gas Utilities – 0.4%
Hong Kong & China Gas Company Ltd. [11]	514,360	967,346
NiSource, Inc.	34,300	869,848
Tokyo Gas Company Ltd. [11]	266,600	1,388,638
Total Gas Utilities		3,225,832
Healthcare – 0.2%
Medical Properties Trust, Inc.	3,900	50,193
Omega Healthcare Investors, Inc.	16,000	528,320
Welltower, Inc.	14,200	1,062,870
Total Healthcare		1,641,383
Hotel – 0.3%
Hersha Hospitality Trust	37,600	695,976
LaSalle Hotel Properties	23,200	691,360
Park Hotels & Resorts, Inc.	58,800	1,585,248
Total Hotel		2,972,584
Industrial – 0.6%
Duke Realty Corp. [12]	64,900	1,813,955
LaSalle Logiport REIT	10	10,075
Prologis, Inc.	42,100	2,468,744
STAG Industrial, Inc.	25,900	714,840
Tritax Big Box REIT PLC [11]	111,700	212,698
Total Industrial		5,220,312
Midstream – 2.3%
Cheniere Energy, Inc. [12,13]	42,200	2,055,562
Cone Midstream Partners LP [12]	25,613	485,366
Enable Midstream Partners LP [12]	68,200	1,087,108
EQT Midstream Partners LP [12]	52,300	3,903,149
Phillips 66 Partners LP [12]	54,900	2,713,158
Rice Midstream Partners LP [12]	153,200	3,054,808
Targa Resources Corp. [12]	18,000	813,600
The Williams Companies, Inc. [12]	92,200	2,791,816
Western Gas Partners LP [12]	76,400	4,273,816
Total Midstream		21,178,383
Net Lease – 0.2%
Gramercy Property Trust	47,700	1,417,167
MGM Growth Properties LLC	24,400	712,236
Total Net Lease		2,129,403
Office – 1.1%
alstria office REIT-AG [11]	34,500	466,563
Ascendas Real Estate Investment Trust [11]	194,100	367,771
Derwent London PLC [11]	13,600	470,082
Great Portland Estates PLC [11]	80,200	624,334
Hongkong Land Holdings Ltd. [11]	80,000	588,738

See Notes to Financial Statements.
2017 Semi-Annual Report13

Brookfield Real Assets Income Fund Inc.
Schedule of Investments (Unaudited) (continued)
June 30, 2017

	Shares	Value
COMMON STOCKS (continued)
Hudson Pacific Properties, Inc. [11]	46,500	$ 1,589,835
Hulic REIT, Inc. [11]	70	109,224
Kilroy Realty Corp. [12]	25,800	1,938,870
Mitsubishi Estate Company Ltd. [11]	61,400	1,147,738
Mitsui Fudosan Company Ltd. [11]	41,100	984,695
SL Green Realty Corp.	15,000	1,587,000
SOHO China Ltd. [11]	454,500	224,205
Total Office		10,099,055
Oil Gas Transportation & Distribution – 0.2%
Tesoro Logistics LP [12]	30,900	1,597,221
Other – 0.2%
DONG Energy A/S [2,11]	42,200	1,904,743
EV Energy Partners LP [13]	7,900	4,977
Total Other		1,909,720
Pipelines – 4.9%
APA Group [11]	309,500	2,180,800
Beijing Enterprises Holdings Ltd. [11]	135,600	653,821
Boardwalk Pipeline Partners LP [12]	267,200	4,812,272
Buckeye Partners LP [12]	16,600	1,061,238
Enbridge Energy Partners LP [12]	103,500	1,656,006
Enbridge, Inc. [11]	119,609	4,764,806
Enterprise Products Partners LP [12]	316,500	8,570,820
Infraestructura Energetica Nova SAB de CV [11]	148,500	791,482
Italgas SpA [11]	173,300	875,269
Kinder Morgan, Inc. [12]	219,000	4,196,040
MPLX LP [12]	109,600	3,660,640
NuStar GP Holdings LLC [12]	42,200	1,031,790
Pembina Pipeline Corp. [11]	70,900	2,348,207
Plains All American Pipeline LP [12]	99,500	2,613,865
TransCanada Corp. [11]	98,300	4,686,078
Williams Partners LP [12]	41,100	1,648,521
Total Pipelines		45,551,655
Real Estate - Diversified – 0.0%
City Developments Ltd. [11]	47,100	366,891
Rental - Diversified – 0.2%
Dexus [11]	46,200	336,363
Land Securities Group PLC [11]	71,500	943,995
Merlin Properties Socimi SA [11]	19,300	244,158
The Wharf Holdings Ltd. [11]	40,800	337,607
Total Rental - Diversified		1,862,123
Residential – 0.9%
American Campus Communities, Inc.	40,600	1,920,380
American Homes 4 Rent [12]	79,100	1,785,287
Essex Property Trust, Inc.	5,400	1,389,258
Grand City Properties SA [11]	18,000	361,436
Mid-America Apartment Communities, Inc. [12]	16,700	1,759,846
Nippon Accommodations Fund, Inc. [11]	49	204,757

See Notes to Financial Statements.
14Brookfield Investment Management Inc.

Brookfield Real Assets Income Fund Inc.
Schedule of Investments (Unaudited) (continued)
June 30, 2017

	Shares	Value
COMMON STOCKS (continued)
The UNITE Group PLC [11]	18,200	$ 153,840
Vonovia SE [11]	12,729	506,439
Total Residential		8,081,243
Retail – 1.2%
Brixmor Property Group, Inc.	66,900	1,196,172
CBL & Associates Properties, Inc.	124,500	1,049,535
DDR Corp.	114,500	1,038,515
Eurocommercial Properties NV [11]	4,600	183,808
Federal Realty Investment Trust	8,300	1,049,037
Hammerson PLC [11]	88,600	662,899
Simon Property Group, Inc. [12]	31,000	5,014,560
Unibail-Rodamco SE [11]	1,900	478,757
Westfield Corp. [11]	91,800	566,195
Total Retail		11,239,478
Self Storage – 0.2%
Life Storage, Inc.	4,300	318,630
Public Storage [12]	7,600	1,584,828
Total Self Storage		1,903,458
Services – 0.0%
Arch Coal, Inc.	4,089	279,277
Telecommunication Services – 1.3%
American Tower Corp. [12]	46,000	6,086,720
CenturyLink, Inc.	33,160	791,861
Crown Castle International Corp.	22,000	2,203,960
SBA Communications Corp. [12,13]	23,500	3,170,150
Total Telecommunication Services		12,252,691
Toll Roads – 2.0%
Atlantia SpA [11]	153,000	4,303,811
Eiffage SA [11]	20,400	1,853,160
Ferrovial SA [11]	235,803	5,237,946
Groupe Eurotunnel SE [11]	147,400	1,572,691
Promotora y Operadora de Infraestructura SAB de CV [11]	73,100	873,232
Vinci SA [11]	59,900	5,109,570
Total Toll Roads		18,950,410
Utility – 0.0%
Vistra Energy Corp.	25,848	433,989
Water – 0.7%
American Water Works Company, Inc. [12]	18,300	1,426,485
Cia de Saneamento Basico do Estado de Sao Paulo (ADR) [11,12]	108,100	1,029,112
Pennon Group PLC [11]	154,200	1,657,178
Severn Trent PLC [11]	80,000	2,274,283
Total Water		6,387,058
Total COMMON STOCKS (Cost $201,509,005)		198,606,335

See Notes to Financial Statements.
2017 Semi-Annual Report15

Brookfield Real Assets Income Fund Inc.
Schedule of Investments (Unaudited) (continued)
June 30, 2017

	Shares	Value
PREFERRED STOCKS – 1.5%
Retail – 0.4%
Kimco Realty Corp., 6.00%	157,837	$ 3,977,492
Self Storage – 1.1%
Public Storage, 6.00%	360,000	9,630,000
Total PREFERRED STOCKS (Cost $12,960,041)		13,607,492
WARRANT – 0.1%
Automotive – 0.1%
General Motors Co. [13] Expiration: July 2019 Exercise Price: $18.33	34,193	592,565
Total WARRANT (Cost $854,740)		592,565
Total Investments – 119.0% (Cost $1,114,342,003)		1,104,829,534
Liabilities in Excess of Other Assets – (19.0)%		(176,039,012)
TOTAL NET ASSETS – 100.0%		$ 928,790,522

The following notes should be read in conjunction with the accompanying Schedule of Investments.
ADR — American Depositary Receipt.

1	— Portion or entire principal amount delivered as collateral for reverse repurchase agreements.
2	— Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2017, the total value of all such securities was $318,933,244 or 34.3% of net assets.
3	— Restricted Illiquid Securities - Securities that the Adviser has deemed illiquid pursuant to procedures adopted by the Fund's Board of Directors. The values in the parenthesis represent the acquisition date, cost and the percentage of net assets, respectively. As of June 30, 2017, the total value of all such securities was $131,632,801 or 14.2% of net assets.
4	— Variable rate security – Interest rate shown is the rate in effect as of June 30, 2017.
5	— Security fair valued in good faith pursuant to the fair value procedures adopted by the Board of Directors. As of June 30, 2017, the total value of all such securities was $13,583,576 or 1.5% of net assets.
6	— Private Placement.
7	— Security is a “step up” bond where the coupon increases or steps up at a predetermined date.
8	— Interest rate is based on the notional amount of the underlying mortgage pools.
9	— Security is an inverse floating rate bond.
10	— Issuer is currently in default on its regularly scheduled interest payment.
11	— Foreign security or a U.S. security of a foreign company.
12	— All or a portion of this security is pledged as collateral for credit facility.
13	— Non-income producing security.

See Notes to Financial Statements.
16Brookfield Investment Management Inc.

BROOKFIELD REAL ASSETS INCOME FUND INC.
Statement of Assets and Liabilities (Unaudited)
June 30, 2017

Assets:
Investments in securities, at value (cost $1,114,342,003)	$1,104,829,534
Cash	47,153,283
Cash on deposit with brokers for reverse repurchase agreements	856,206
Receivable for investments sold	41,797,526
Interest and dividends receivable	8,547,752
Prepaid expenses	85,820
Total assets	1,203,270,121
Liabilities:
Reverse repurchase agreements (Note 8)	68,141,906
Payable for credit facility (Note 8)	180,000,000
Interest payable for credit facility and reverse repurchase agreements (Note 8)	104,598
Payable for investments purchased	25,451,419
Investment advisory fee payable, net (Note 6)	563,233
Administration fee payable (Note 6)	145,602
Directors' fee payable	19,074
Accrued expenses	53,767
Total liabilities	274,479,599
Commitments and contingencies (Note 12)
Net Assets	$ 928,790,522
Composition of Net Assets:
Capital stock, at par value ($0.001 par value, 1,000,000,000 shares authorized) (Note 9)	$ 36,488
Additional paid-in capital (Note 9)	1,010,340,303
Distributions in excess of net investment income	(8,443,519)
Accumulated net realized loss on investment transactions, foreign currency and foreign currency transactions	(63,636,585)
Net unrealized depreciation on investment transactions and foreign currency translations	(9,506,165)
Net assets applicable to capital stock outstanding	$ 928,790,522
Shares Outstanding and Net Asset Value Per Share:
Common shares outstanding	36,487,937
Net asset value per share	$ 25.45

See Notes to Financial Statements.
2017 Semi-Annual Report17

BROOKFIELD REAL ASSETS INCOME FUND INC.
Statement of Operations (Unaudited)
For the Six Months Ended June 30, 2017

Investment Income (Note 2):
Interest	$39,663,746
Dividends (net of foreign withholding tax of $149,551)	2,801,768
Total investment income	42,465,514
Expenses:
Investment advisory fees (Note 6)	5,978,562
Administration fees (Note 6)	896,785
Directors' fees	107,036
Fund accounting fees	100,398
Reports to stockholders	56,559
Legal fees	52,690
Custodian fees	42,763
Miscellaneous	30,769
Audit and tax services	26,795
Transfer agent fees	25,385
Insurance	21,089
Registration fees	18,227
Total operating expenses	7,357,058
Interest expense on credit facility and reverse repurchase agreements (Note 8)	2,589,230
Total expenses	9,946,288
Less expenses waived and reimbursed by the investment adviser (Note 6)	(2,605,644)
Net expenses	7,340,644
Net investment income	35,124,870
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on:
Investment transactions	(8,196,220)
Foreign currency and foreign currency transactions	(11,265)
Net realized loss	(8,207,485)
Net change in unrealized appreciation on:
Investments	28,047,739
Foreign currency translations	6,356
Net change in unrealized appreciation	28,054,095
Net realized and unrealized gain	19,846,610
Net increase in net assets resulting from operations	$54,971,480

See Notes to Financial Statements.
18Brookfield Investment Management Inc.

BROOKFIELD REAL ASSETS INCOME FUND INC.
Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2017 (Unaudited)	For the Period December 5, 2016 (commencement of operations) to December 31, 2016
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income	$ 35,124,870	$ 5,453,588
Net realized loss on investments, foreign currency and foreign currency transactions	(8,207,485)	(333,439)
Net change in unrealized appreciation on investments, foreign currency translations	28,054,095	7,311,880
Net increase in net assets resulting from operations	54,971,480	12,432,029
Distributions to Stockholders:
Net investment income	(43,568,389)	(5,453,588)
Return of capital	—	(1,809,303)
Total distributions paid	(43,568,389)	(7,262,891)
Capital Stock Transactions:
Cost of shares repurchased (Note 9)	(205,606)	—
Capital received as a result of shares issued due to Reorganizations (Note 10)	—	912,423,899
Net increase (decrease) in net assets from capital stock transactions	(205,606)	912,423,899
Total increase in net assets	11,197,485	917,593,037
Net Assets:
Beginning of period	917,593,037	—
End of period	$928,790,522	$917,593,037
Distributions in excess of net investment income	$ (8,443,519)	$ —
Share Transactions:
Shares repurchased (Note 9)	(9,000)	—
Shares issued due to Reorganizations (Note 10)	—	36,496,937
Net increase (decrease) in shares outstanding	(9,000)	36,496,937

See Notes to Financial Statements.
2017 Semi-Annual Report19

BROOKFIELD REAL ASSETS INCOME FUND INC.
Statement of Cash Flows (Unaudited)
For the Six Months Ended June 30, 2017

Increase (Decrease) in Cash:
Cash flows provided by (used for) operating activities:
Net increase in net assets resulting from operations	$ 54,971,480
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Purchases of long-term portfolio investments and principal payups	(238,458,592)
Proceeds from disposition of long-term portfolio investments and principal paydowns	310,833,684
Return of capital distributions of portfolio investments	2,527,859
Decrease in cash on deposit with brokers for reverse repurchase agreements	1,825,384
Decrease in interest and dividends receivable	794,224
Increase in prepaid expenses	(85,820)
Decrease in interest payable for credit facility and reverse repurchase agreements	(31,888)
Increase in investment advisory fee payable, net	47,119
Decrease in administration fee payable, net	(7,063)
Increase in directors' fee payable	470
Decrease in accrued expenses	(291,463)
Net amortization on investments and paydown gains or losses on investments	(18,572,883)
Unrealized appreciation on investments	(28,047,739)
Net realized loss on investments	8,196,220
Net cash provided by operating activities	93,700,992
Cash flows provided used for financing activities:
Net cash used for reverse repurchase agreements	(54,540,270)
Net cash used for shares repurchased	(205,606)
Distributions paid to stockholders	(43,568,389)
Net cash used for financing activities	(98,314,265)
Net decrease in cash	(4,613,273)
Cash at beginning of period	51,766,556
Cash at end of period	47,153,283
Supplemental Disclosure of Cash Flow Information:
Interest payments on the credit facility and reverse repurchase agreements for the six months ended June 30, 2017, totaled $2,621,118.

See Notes to Financial Statements.
20Brookfield Investment Management Inc.

BROOKFIELD REAL ASSETS INCOME FUND INC.
Financial Highlights

	For the Six Months Ended June 30, 2017 (Unaudited)	For the Period from December 5, 2016[1] to December 31, 2016
Per Share Operating Performance:
Net asset value, beginning of period	$ 25.14	$ 25.00
Net investment income[2]	0.96	0.15
Net realized and unrealized gain on investment transactions	0.54	0.19
Net increase in net asset value resulting from operations	1.50	0.34
Distributions from net investment income	(1.19)	(0.15)
Return of capital distributions	—	(0.05)
Total distributions paid	(1.19)	(0.20)
Net asset value, end of period	$ 25.45	$ 25.14
Market price, end of period	$ 23.18	$ 22.31
Total Investment Return based on Net asset value#	6.11% [5]	1.36% [5]
Total Investment Return on Market price†	9.37% [5]	0.50% [3,5]
Ratios to Average Net Assets/Supplementary Data:
Net assets, end of period (000s)	$928,791	$917,593
Operating expenses excluding interest expense	1.60% [6]	1.70% [6]
Interest expense	0.56% [6]	0.60% [6]
Total expenses	2.16% [6]	2.30% [6]
Net expenses, including fee waivers and reimbursement and excluding interest expense	1.03% [6]	1.03% [6]
Net investment income	7.61% [6]	8.13% [6]
Net investment income, excluding the effect of fee waivers and reimbursement	7.05% [6]	7.46% [3]
Portfolio turnover rate	23% [5]	15% [4,5]
Credit facility and reverse repurchase agreeements, end of period (000s)	$248,142	$302,682
Asset coverage per $1,000 unit of senior indebtedness[7]	$ 4,743	$4,032

†	Total investment return based on market price is the combination of changes in the New York Stock Exchange market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The actual reinvestment for the last dividend declared in the period may take place over several days as described in the Fund’s dividend reinvestment plan, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total investment return excludes the effect of broker commissions.
#	Total investment return based on net asset value (“NAV”) is the combination of changes in NAV, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its NAV), and therefore may be different from the price used in the calculation. Total investment return excludes the effects of sales charges or contingent deferred sales charges, if applicable
[1]	Commencement of operations.
[2]	Per share amounts presented are based on average shares outstanding throughout the period indicated.
[3]	Total investment return based on market price is calculated based on first trade price of $22.40 on December 5, 2016.
[4]	For the portfolio turnover calculation, portfolio purchases and sales of the Brookfield Mortgage Opportunity Income Fund Inc., Brookfield High Income Fund Inc. and Brookfield Total Return Fund Inc. made prior to the Reorganizations into the Brookfield Real Assets Income Fund Inc. have been excluded from the numerator and the monthly average value of securities used in the denominator reflects the combined market value after the Reorganizations.
[5]	Not annualized.
[6]	Annualized.
[7]	Calculated by subtracting the Fund's total liabilities (not including borrowings) from the Fund's total assets and dividing by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

See Notes to Financial Statements.
2017 Semi-Annual Report21

BROOKFIELD REAL ASSETS INCOME FUND INC.
Notes to Financial Statements (Unaudited)
June 30, 2017

1.Organization
Brookfield Real Assets Income Fund Inc. (the “Fund”) is a diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund was formed from the reorganizations of three closed-end funds, as further described below, and commenced operations on December 5, 2016. The Fund's shares are listed on the New York Stock Exchange ("NYSE") and NASDAQ Stock Market and trade under the ticker symbol “RA" and "XRAIX", respectively. The Fund was incorporated under the laws of the State of Maryland on October 6, 2015.
Brookfield Investment Management Inc. (“BIM” or “Adviser”), a wholly-owned subsidiary of Brookfield Asset Management Inc., is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and serves as investment adviser to the Fund.
The Fund was formed from the reorganizations of each of Brookfield Mortgage Opportunity Income Fund Inc. (NYSE: BOI), Brookfield High Income Fund Inc. (NYSE: HHY), and Brookfield Total Return Fund Inc. (NYSE: HTR) (collectively, the “Target Funds”) into the Fund (each, a “Reorganization” and together, the “Reorganizations”). As a result of the Reorganizations, common stockholders of HHY, HTR and BOI, respectively, received an amount of RA common shares equal to the aggregate net asset value of their holdings of HHY, HTR and BOI common shares, as applicable, as determined at the close of business on December 2, 2016. As a result of the Reorganizations, the assets of the Target Funds were combined, and the stockholders of each Target Fund became stockholders of the Fund. Details of the Reorganizations are further described in Note 10 – Fund Reorganizations.
The Fund is treated as the survivor of the Reorganizations for accounting and performance reporting purposes. Accordingly, all performance and other information shown for the Fund is from its commencement of operations date on December 5, 2016, and there is no historical performance or other information to present for the Target Funds.
The investment objective of the Fund is to seek high total return, primarily through high current income and secondarily, through growth of capital. The investment objective is not fundamental and may be changed by the Fund’s Board of Directors (the “Board”) without stockholder approval, upon not less than 60 days prior notice to stockholders. No assurances can be given that the Fund’s investment objective will be achieved.
The Fund seeks to achieve its investment objective by investing primarily in the real asset class, which includes the following: Real Estate Securities; Infrastructure Securities; and Natural Resources Securities (collectively, “Real Asset Companies and Issuers”).
Under normal market conditions, the Fund will invest at least 80% of its Managed Assets (average daily net assets plus the amount of any borrowings for investment purposes) in the securities and other instruments of Real Asset Companies and Issuers (the “80% Policy”). The Fund may change the 80% Policy without stockholder approval, upon at least 60 days’ prior written notice to stockholders. The Fund normally expects to invest at least 65% of its Managed Assets in fixed income securities of Real Asset Companies and Issuers and in derivatives and other instruments that have economic characteristics similar to such securities.
2.Significant Accounting Policies
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company within the scope of Financial Acccounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2013-08 and
22Brookfield Investment Management Inc.

BROOKFIELD REAL ASSETS INCOME FUND INC.
Notes to Financial Statements (Unaudited) (continued)
June 30, 2017

follows accounting and reporting guidance under FASB Accounting Standards Codification (“ASC”) Topic 946 Financial Services-Investment Companies.
Valuation of Investments: The Board has adopted procedures for the valuation of the Fund’s securities. The Adviser oversees the day to day responsibilities for valuation determinations under these procedures. The Board regularly reviews the application of these procedures to the securities in the Fund’s portfolio. The Adviser’s Valuation Committee is comprised of senior members of the Adviser’s management team. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.
Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the bid prices furnished by an independent pricing service or, if not valued by an independent pricing service, using bid prices obtained from active and reliable market makers in any such security or a broker-dealer. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services may also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Short-term debt securities with remaining maturities of sixty days or less are valued at amortized cost of discount or premium to maturity, unless such valuation, in the judgment of the Adviser’s Valuation Committee, does not represent fair value.
Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last trade price as of the close of business on the valuation date. Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund's net asset values may differ from quoted or official closing prices. Investments in open-end registered investment companies, if any, are valued at the net asset value (“NAV”) as reported by those investment companies.
Securities for which market prices are not readily available or which cannot be valued using the sources described above will be valued using an internal proprietary fair value methodology. For any security warranting such fair value measurement, a memorandum, including the specific methodology and supporting information, will be provided to the Valuation Committee by a portfolio manager or analyst looking to fair value a particular security utilizing the internal proprietary fair value methodology. A portfolio manager or analyst shall use their best efforts to maximize the use of relevant observable inputs and minimize the use of unobservable inputs within their valuation technique. The Valuation Committee shall review the memorandum and supporting information provided by a portfolio manager or analyst and consider all relevant factors as it deems appropriate before approving the fair value recommendation.
The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate.
The fair value of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and
2017 Semi-Annual Report23

BROOKFIELD REAL ASSETS INCOME FUND INC.
Notes to Financial Statements (Unaudited) (continued)
June 30, 2017

demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.
The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.
The Fund has established methods of fair value measurements in accordance with GAAP. Fair value denotes the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 -	quoted prices in active markets for identical assets or liabilities
Level 2 -	quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar assets or liabilities, quoted prices based on recently executed transactions, interest rates, credit risk, etc.)

Level 3 -	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets or liabilities)
The Adviser’s valuation policy, as previously stated, establishes parameters for the sources and types of valuation analysis, as well as, the methodologies and inputs the Valuation Committee uses in determining fair value. If the Valuation Committee determines that additional techniques, sources or inputs are appropriate or necessary in a given situation, such additional work will be undertaken.
Significant increases or decreases in any of the unobservable inputs in isolation may result in a lower or higher fair value measurement.
To assess the continuing appropriateness of security valuations, the Adviser (or its third party service provider, who is subject to oversight by the Adviser), regularly compares its prior day prices, prices on comparable securities and sale prices to the current day prices and challenges those prices that exceed certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, the Adviser’s Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.
24Brookfield Investment Management Inc.

BROOKFIELD REAL ASSETS INCOME FUND INC.
Notes to Financial Statements (Unaudited) (continued)
June 30, 2017

The following table summarizes the Fund’s investments valuation inputs categorized in the disclosure hierarchy as of June 30, 2017:
Asset Type	Level 1	Level 2	Level 3	Total
U.S. Government & Agency Obligations	$ —	$ 4,717,924	$ —	$ 4,717,924
Securitized Credit	—	420,379,953	76,405,854	496,785,807
Corporate Credit	—	390,518,586	825	390,519,411
Common Stocks	145,389,736	52,791,177	425,422	198,606,335
Preferred Stocks	13,607,492	—	—	13,607,492
Warrant	592,565	—	—	592,565
Total Investments	$ 159,589,793	$ 868,407,640	$ 76,832,101	$1,104,829,534
The table below shows the significant unobservable valuation inputs that were used by the Adviser’s Valuation Committee to fair value these Level 3 investments as of June 30, 2017.
	Quantitative Information about Level 3 Fair Value Measurements(1)
Assets Type	Value as of June 30, 2017	Valuation Approach	Valuation Technique	Unobservable Input	Amount or Range/ (Weighted Average)	Impact to Valuation from an Increase in Input(2)
Securitized Credit
Class B Notes	$13,157,328	Income Approach	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	9.5%-12.0% (10.5%)	Decrease
Corporate Credit
Motors Liquidation Co.	825	Asset-Based Approach	Analysis of Residual Value	Anticipated Residual Value	$0.01 ($0.01)	Increase
Common Stocks
Thunderbird Resources Equity, Inc.	425,422	Asset-Based Approach	Analysis of Enterprise Value	Enterprise Value	$33,134-$41,443 ($37,285)	Increase
Total	$13,583,575

(1) The table above does not include Level 3 securities that are valued by brokers and pricing services. At June 30, 2017, the value of these securities was $63,248,526. The inputs for the securities listed in the table above are not readily available or cannot be reasonably estimated and are generally those inputs described in the Valuation of Investments in Note 2. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, unchanged price review, results of broker and vendor due diligence and consideration of macro or security specific events.
(2) The impact represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.
2017 Semi-Annual Report25

BROOKFIELD REAL ASSETS INCOME FUND INC.
Notes to Financial Statements (Unaudited) (continued)
June 30, 2017

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
Investments in Securities	Securitized Credit	Corporate Credit	Common Stocks	Total
Balance as of December 31, 2016	$ 85,187,613	$825	$425,422	$ 85,613,860
Accrued discounts (premiums)	1,793,579	—	—	1,793,579
Realized gain (loss)	178,418	—	—	178,418
Change in unrealized appreciation (depreciation)	2,362,382	—	—	2,362,382
Purchases at cost	40,920	—	—	40,920
Sales proceeds	(13,157,058)	—	—	(13,157,058)
Balance as of June 30, 2017	$ 76,405,854	$825	$425,422	$ 76,832,101
Change in unrealized gains or losses relating to assets still held at the reporting date	$ 2,362,382	$ —	$ —	$ 2,362,382
The fair value of the Fund’s credit facility and reverse repurchase agreements, which qualify as financial instruments under FASB ASC Topic 820 Disclosures about Fair Values of Financial Instruments, approximates the carrying amounts presented in the Statement of Assets and Liabilities. As of June 30, 2017, this financial instrument is categorized as a Level 2 within the disclosure hierarchy.
During the six months ended June 30, 2017, there were no transfers between the three Levels noted above. The basis for recognizing and valuing transfers is as of the end of the period in which the transfers occur.
Investment Transactions and Investment Income: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums on securities are accreted and amortized, respectively, on a daily basis, using the effective yield to maturity method adjusted based on management’s assessment of the collectability of such interest. Dividend income is recorded on the ex-dividend date. Net realized gain (loss) on the Statement Of Operations may also include realized gain distributions received from real estate investment trusts (“REITs”). Distributions of net realized gains are recorded on the REIT's ex-dividend date.
Foreign Currency Transactions: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund isolates the portion of realized gains or losses resulting from changes in foreign exchange rates on securities from the fluctuations arising from changes in market prices of securities held. The Fund does not isolate the portion of unrealized gains or losses resulting from changes in foreign exchange rates on securities from the fluctuations arising from changes in market prices of securities held.
Reported net realized foreign exchange gains or losses arise from sales of securities, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.
Taxes: The Fund intends to continue to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its stockholders. Therefore, no federal income or excise tax provision is required. The Fund may incur an excise tax to the extent it has not distributed all of its taxable income on a calendar year basis.
GAAP provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. An evaluation of tax positions taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the taxing authority is required. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be booked as a
26Brookfield Investment Management Inc.

BROOKFIELD REAL ASSETS INCOME FUND INC.
Notes to Financial Statements (Unaudited) (continued)
June 30, 2017

tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of a deferred tax asset; an increase in a deferred tax liability; or a combination thereof. As of June 30, 2017, the Fund has determined that there are no uncertain tax positions or tax liabilities required to be accrued.
The Fund has reviewed all taxable years that are open for examination (i.e., not barred by the applicable statute of limitations) by taxing authorities of all major jurisdictions, including the Internal Revenue Service. As of June 30, 2017, open taxable year consisted of the taxable period from December 5, 2016 (commencement of operations) to December 31, 2016. No examination of the Fund’s tax returns is currently in progress.
Expenses: Expenses directly attributable to the Fund are charged directly to the Fund, while expenses which are attributable to the Fund and other investment companies advised by the Adviser are allocated among the respective investment companies, including the Fund, based either upon relative average net assets, evenly, or a combination of average net assets and evenly.
Distributions: The Fund declares and pays dividends monthly from net investment income. To the extent these distributions exceed net investment income, they may be classified as return of capital. The Fund also pays distributions at least annually from its net realized capital gains, if any. Dividends and distributions are recorded on the ex-dividend date. All common shares have equal dividend and other distribution rights. A notice disclosing the source(s) of a distribution is provided after a payment is made from any source other than net investment income. Any such notice is provided only for informational purposes in order to comply with the requirements of Section 19(a) of the 1940 Act and not for tax reporting purposes. The tax composition of the Fund’s distributions for each calendar year is reported on IRS Form 1099-DIV.
Dividends from net investment income and distributions from realized gains from investment transactions have been determined in accordance with Federal income tax regulations and may differ from net investment income and realized gains recorded by the Fund for financial reporting purposes. These differences, which could be temporary or permanent in nature, may result in reclassification of distributions; however, net investment income, net realized gains and losses and net assets are not affected.
New Accounting Pronouncements and Upcoming Regulatory Changes: In August 2016, the FASB issued ASU 2016-15 Classification of Certain Cash Receipts and Cash Payments which amends ASC Topic 230 Statement of Cash Flows to clarify guidance on the classification of certain cash receipts and cash payments in the Statement Of Cash Flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. Management is currently evaluating the impact, if any, of these changes on the financial statements.
In October 2016, the U.S. Securities and Exchange Commission (“SEC”) adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X take effect on August 1, 2017. Management is currently evaluating the impact, if any, of these regulatory developments.
In March 2017, the FASB issued ASU 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.
2017 Semi-Annual Report27

BROOKFIELD REAL ASSETS INCOME FUND INC.
Notes to Financial Statements (Unaudited) (continued)
June 30, 2017

3.Investments in Securities
When Issued, Delayed Delivery Securities and Forward Commitments: The Fund may enter into forward commitments for the purchase or sale of securities, including on a "when issued" or "delayed delivery" basis, in excess of customary settlement periods for the type of security involved. In some cases, a forward commitment may be conditioned upon the occurrence of a subsequent event, such as approval and consummation of a merger, corporate reorganization or debt restructuring (i.e., a when, as and if issued security). When such transactions are negotiated, the price is fixed at the time of the commitment, with payment and delivery taking place in the future, generally a month or more after the date of the commitment. While it will only enter into a forward commitment with the intention of actually acquiring the security, the Fund may sell the security before the settlement date if it is deemed advisable. Securities purchased under a forward commitment are subject to market fluctuation, and no interest (or dividends) accrues to the Fund prior to the settlement date. The Fund will segregate with its custodian cash or liquid securities in an aggregate amount at least equal to the amount of its outstanding forward commitments.
4.Derivative Financial Instruments
The Fund may purchase and sell derivative instruments such as exchange-listed and over-the counter put and call options on securities, financial futures, equity, fixed-income and interest rate indices, and other financial instruments. It may purchase and sell financial futures contracts and options thereon. Moreover, the Fund may enter into various interest rate transactions such as swaps, caps, floors or collars and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currency or currency futures or credit transactions and credit default swaps. The Fund may also purchase derivative instruments that combine features of several of these instruments. The Fund may invest in, or enter into, derivatives for a variety of reasons, including to hedge certain market risks, to provide a substitute for purchasing or selling particular securities or to increase potential income gain.
The Fund did not have any derivative financial instruments outstanding during the six months ended June 30, 2017.
5.Risks of Investing in Asset-Backed Securities and Below-Investment Grade Securities
The value of asset-backed securities may be affected by, among other factors, changes in: interest rates, the market’s assessment of the quality of the underlying assets, the creditworthiness of the servicer for the underlying assets, information concerning the originator of the underlying assets, or the creditworthiness or rating of the entities that provide any supporting letters of credit, surety bonds, derivative instruments or other credit enhancement.
The value of asset-backed securities also will be affected by the exhaustion, termination or expiration of any credit enhancement. The Fund has investments in below-investment grade debt securities, including mortgage-backed and asset-backed securities. Below-investment grade securities involve a higher degree of credit risk than investment grade debt securities. In the event of an unanticipated default, the Fund would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the NAV of its shares. During an economic downturn or period of rising interest rates, highly leveraged and other below-investment grade issuers frequently experience financial stress that could adversely affect its ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing.
The market prices of below-investment grade debt securities are generally less sensitive to interest rate changes than higher-rated investments but are more sensitive to adverse economic or political changes or individual developments specific to the issuer than higher-rated investments. Periods of economic or political uncertainty and change can be expected to result in significant volatility of prices for these securities. Rating services consider these securities to be speculative in nature.
28Brookfield Investment Management Inc.

BROOKFIELD REAL ASSETS INCOME FUND INC.
Notes to Financial Statements (Unaudited) (continued)
June 30, 2017

Below-investment grade securities may be subject to market conditions, events of default or other circumstances which cause them to be considered “distressed securities.” Distressed securities frequently do not produce income while they are outstanding. The Fund may be required to bear certain extraordinary expenses in order to protect and recover its investments in certain distressed securities. Therefore, to the extent the Fund seeks capital growth through investment in such securities, the Fund’s ability to achieve current income for its stockholders may be diminished. The Fund is also subject to significant uncertainty as to when and in what manner and for what value the obligations evidenced by distressed securities will eventually be satisfied (e.g., through a liquidation of the obligor’s assets, an exchange offer or plan of reorganization involving the securities or a payment of some amount in satisfaction of the obligation). In addition, even if an exchange offer is made or a plan of reorganization is adopted with respect to distressed securities held by the Fund, there can be no assurance that the securities or other assets received by the Fund in connection with such exchange offer or plan of reorganization will not have a lower value or income potential than may have been anticipated when the investment was made. Moreover, any securities received by the Fund upon completion of an exchange offer or plan of reorganization may be restricted as to resale. As a result of the Fund’s participation in negotiations with respect to any exchange offer or plan of reorganization with respect to an issuer of such securities, the Fund may be restricted from disposing of distressed securities.
6.Investment Advisory Agreement and Related Party Transactions
The Fund has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser under which the Adviser is responsible for the management of the Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. The Advisory Agreement provides that the Fund shall pay the Adviser a monthly fee for its services at an annual rate of 1.00% of the Fund’s Managed Assets (average daily net assets plus the amount of borrowing for investment purposes).
Pursuant to the operating expenses limitation agreement approved by the Board on May 12, 2016, the Adviser has agreed to waive its fees or reimburse expenses for two years following the commencement of operations of the Fund so that the total annual operating expense ratio of the Fund will not exceed 1.03% (excluding the costs of using leverage, brokerage commissions and other transactions, acquired fund fees and expenses, interest, taxes, and extraordinary expenses, such as litigation; and other expenses not incurred in the ordinary course of the Fund’s business). This agreement may not be discontinued prior to the expiration of the two-year period unless authorized by the Board or the Fund’s Advisory Agreement terminates.
The amount of investment advisory fees waived and/or expenses reimbursed available to be recouped before expiration is $3,089,379. For the six months ended June 30, 2017, the Adviser did not recoup any expenses.
The Adviser has entered into a Sub-Advisory Agreement with Schroder Investment Management North America Inc. (the “Sub-Adviser”). The Sub-Adviser is responsible for the management of the Securitized Credit investments. The Adviser is responsible for any fees due to the Sub-Adviser.
The Fund has entered into an Administration Agreement with the Adviser and the Adviser has entered into a sub-administration agreement with U.S. Bancorp Fund Services, LLC (“Sub-Administrator”). The Adviser and Sub-Administrator perform administrative services necessary for the operation of the Fund, including maintaining certain books and records of the Fund and preparing reports and other documents required by federal, state, and other applicable laws and regulations, and providing the Fund with administrative office facilities. For these services, the Fund pays to the Adviser a monthly fee at an annual rate of 0.15% of the Fund’s Managed Assets. The Adviser is responsible for any fees due to the Sub-Administrator.
2017 Semi-Annual Report29

BROOKFIELD REAL ASSETS INCOME FUND INC.
Notes to Financial Statements (Unaudited) (continued)
June 30, 2017

7.Purchases and Sales of Investments
For the six months ended June 30, 2017, purchases and sales of investments (including principal payups and paydowns), excluding short-term securities, reverse repurchase agreements and U.S. government obligations were $262,487,726 and $347,837,846, respectively. For the six months ended June 30, 2017, purchases and sales of long term U.S. Government securities were $0 and $897,468, respectively.
The Fund is permitted to purchase securities from and sell securities to another Fund or affiliated person under procedures adopted by the Board. During the six months ended June 30, 2017, the Fund's purchases and sales of securities pursuant to Rule 17a-7 under the 1940 Act were $1,320,031 and $0, respectively.
8.Borrowings
Credit facility: The Fund has established a line of credit with BNP Paribas for investment purposes subject to the limitations of the 1940 Act for borrowings by registered investment companies. The Fund pays interest in the amount of 0.80% plus the 3-month London Interbank Offered Rate on the amount outstanding and 0.80% on the line of credit that is unused.
For the six months ended June 30, 2017, the average interest rate paid under the line of credit was 1.96% of the total line of credit amount available to Fund.
Total line of credit amount available	$180,000,000
Line of credit outstanding at June 30, 2017	180,000,000
Line of credit amount unused at June 30, 2017	—
Average balance outstanding during the period	180,000,000
Interest expense incurred on line of credit during the period	1,751,773
Reverse Repurchase Agreements: The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.
Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund's obligation to repurchase the securities, and the Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. Also, the Fund would bear the risk of loss to the extent that the proceeds of the reverse repurchase agreement are less than the value of the securities subject to such agreements.
30Brookfield Investment Management Inc.

BROOKFIELD REAL ASSETS INCOME FUND INC.
Notes to Financial Statements (Unaudited) (continued)
June 30, 2017

At June 30, 2017, the Fund had the following reverse repurchase agreements outstanding:
Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable For Reverse Repurchase Agreements
Goldman Sachs	1.33%	06/08/17	07/10/17	$ 4,063,000	$ 4,066,452
Goldman Sachs	1.43	06/08/17	07/10/17	141,000	141,129
JPMorgan Chase	1.20	06/30/17	Open	7,208,906	7,209,146
RBC Capital Markets	1.92	04/26/17	07/26/17	10,716,000	10,753,652
RBC Capital Markets	1.97	06/06/17	09/06/17	5,841,000	5,849,001
RBC Capital Markets	2.02	06/06/17	09/06/17	8,319,000	8,330,684
RBC Capital Markets	2.03	06/12/17	09/12/17	5,252,000	5,257,622
RBC Capital Markets	2.07	06/20/17	09/20/17	26,601,000	26,617,854
Total				$68,141,906	$68,225,540
(1) The average daily balance of reverse repurchase agreements outstanding for the Fund during the six months ended June 30, 2017, was $95,070,636 at a weighted average daily interest rate of 1.78%.
The following is a summary of the reverse repurchase agreements by the type of collateral and the remaining contractual maturity of the agreements:
	Overnight and Continuous	Up to 30 Days	30 to 90 Days	Greater Than 90 Days	Total
U.S. Government & Agency Obligations	$ —	$ 4,204,000	$ —	$—	$ 4,204,000
Corporate Credit	7,208,906	10,716,000	46,013,000	—	63,937,906
Total	$7,208,906	$14,920,000	$46,013,000	$—	$68,141,906
Below is the gross and net information about instruments and transactions eligible for offset in the Statement of Assets and Liabilities as well as instruments and transactions subject to an agreement similar to a master netting arrangement:
				Gross Amounts not offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged (Received)*	Net Amount
Description
Reverse Repurchase Agreements	$68,141,906	$—	$68,141,906	$(68,141,906)	$—	$—

* Excess of collateral pledged to the individual counterparty is not shown for financial statement purposes.
Reverse repurchase transactions are entered into by the Fund under Master Repurchase Agreements (“MRA”) which permit the Fund, under certain circumstances, including an event of default of the Fund (such as bankruptcy or insolvency), to offset payables under the MRA with collateral held with the counterparty and create one single net payment from the Fund. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed. In the event the buyer of securities (i.e. the MRA counterparty) under a MRA files for bankruptcy
2017 Semi-Annual Report31

BROOKFIELD REAL ASSETS INCOME FUND INC.
Notes to Financial Statements (Unaudited) (continued)
June 30, 2017

or becomes insolvent, the Fund’s use of the proceeds of the agreement may be restricted while the other party, or its trustee or receiver, determines whether or not to enforce the Fund’s obligation to repurchase the securities.
9.Capital Stock
The Fund has 1,000,000,000 shares of $0.001 par value common stock authorized. Of the 36,487,937 shares outstanding at June 30, 2017 for the Fund, the Adviser owns 13,367 shares. The Fund’s Board is authorized to classify and reclassify any unissued shares of capital stock. The common shares have no preemptive, conversion, exchange or redemption rights. All common shares have equal voting, dividend, distribution and liquidation rights. The common shares are fully paid and non-assessable. Common stockholders are entitled to one vote per share and all voting rights for the election of directors are non-cumulative.
The Board has authorized the repurchase of an aggregate of up to 10% of the Fund’s outstanding shares in open-market transactions during the period beginning on December 5, 2016, and ending on December 5, 2017. The Fund's Board of Directors has delegated to the Adviser, the discretion to determine the amount and timing of repurchases of shares of the Fund in accordance with the best interests of the Fund, and subject to applicable legal limitations. The Board authorized the share repurchase program as a result of its review of the options available to enhance stockholder value and reduce any potential discount between the market price of the Fund’s shares and the net asset value per share. As of June 30, 2017, 9,000 shares were repurchased by the Fund at an aggregate cost of $205,606 and at an average discount of 10.29% to net asset value. All shares repurchased have been retired.
10.Fund Reorganizations
The Reorganizations on December 5th, 2016, were structured to qualify as tax-free mergers under the Internal Revenue Code for federal income tax purposes, and the Target Funds' stockholders will recognize no gain or loss for federal income tax purposes as a result. Prior to the closing of the Reorganizations, the Target Funds distributed all of their net investment income and capital gains, if any. Such a distribution may be taxable to the Target Funds' stockholders for federal income tax purposes.
Investments

The cost, fair value and net unrealized depreciation of the investments of the Target Funds as of the date of the Reorganizations, were as follows:
	Brookfield Mortgage Opportunity Income Fund Inc. (BOI)	Brookfield High Income Fund Inc. (HHY)	Brookfield Total Return Fund Inc. (HTR)
Cost of investments	$ 453,411,977	$ 283,749,408	$426,482,433
Fair value of investments	430,226,599	268,522,177	420,022,902
Net unrealized depreciation of investments	(23,185,378)	(15,227,231)	(6,459,531)
The components of net assets immediately before the Reorganizations were $1,109,664,809 for capital stock, $(7,767,981) for distributions in excess of net investment income, $(144,693,847) for accumulated net realized loss and $(44,872,140) for net unrealized depreciation.
For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Target Funds were carried forward by the Fund.
32Brookfield Investment Management Inc.

BROOKFIELD REAL ASSETS INCOME FUND INC.
Notes to Financial Statements (Unaudited) (continued)
June 30, 2017

Share Transactions
The shares outstanding, net assets and NAV per share outstanding immediately prior to the Reorganizations were as follows:
	Brookfield Mortgage Opportunity Income Fund Inc. (BOI)	Brookfield High Income Fund Inc. (HHY)	Brookfield Total Return Fund Inc. (HTR)	Brookfield Real Assets Income Fund Inc. (RA)	Total
Net assets	$372,873,573	$204,972,992	$334,484,276	$100,000	$912,430,841
Shares outstanding	22,713,931	25,532,427	13,961,565	4,000	62,211,923
NAV per share	$ 16.4161	$ 8.0279	$ 23.9575	$ 25.00	N/A
Exchange ratio	0.65664	0.32112	0.95830	N/A	N/A
Shares received post reorganizations	14,914,876	8,198,973	13,379,368	4,000	36,497,217
The shares outstanding, net assets and NAV per share outstanding immediately after the Reorganizations were as follows:
Net Assets(1)	$912,423,899
Shares outstanding(1)	36,496,937
NAV per share	$ 25.00

(1) Fractional Fund shares were not issued in the Reorganizations and consequently cash was distributed for any such fractional amounts. $6,942 was distributed in cash for 280 shares.
Pro Forma Results of Operations
There are no pro forma results of operations to present for the Fund from the period January 1, 2016, the beginning of the Target Funds' current fiscal period, through December 5, 2016, as the Fund had not commenced operations prior to the closing of the Reorganizations.
Because the combined investment portfolios for the Fund has been managed as a single integrated portfolio since the Reorganizations were completed, it is not practicable to separate the amounts of revenue and earnings of the Target Funds that have been included in the Statement of Operations for the Fund since the Reorganizations were consummated.
Costs and Expenses
The Adviser assumed expenses incurred in connection with the Reorganizations, including, but not limited to, costs related to the preparation and distribution of materials distributed to each Fund’s Board, expenses incurred in connection with the preparation of the Reorganizations Agreements and the registration statement on Form N-14, the printing and distribution of this Joint Proxy Statement/Prospectus and any other materials required to be distributed to shareholders, SEC and state securities commission filing fees and legal and audit fees in connection with the Reorganizations, legal fees incurred in preparing the Target Funds and the Fund’s Board materials, attending the and Target Funds and the Fund’s Board meetings and preparing the minutes, auditing fees associated with Target Funds and the Fund’s financial statements, stock exchange fees, transfer agency fees, portfolio transfer taxes (if any) and any similar expenses incurred in connection with the Reorganizations.
11.Federal Income Tax Information
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
2017 Semi-Annual Report33

BROOKFIELD REAL ASSETS INCOME FUND INC.
Notes to Financial Statements (Unaudited) (continued)
June 30, 2017

The federal income tax information referenced below is as of the Fund's most recently completed tax year-end of December 31, 2016.
The tax character of distributions paid for the period from December 5, 2016 to December 31, 2016 was as follows:
Ordinary income	$5,453,588
Return of capital	1,809,303
Total distributions	$7,262,891
At December 31, 2016, the Fund’s most recently completed tax year-end, the components of distributable earnings on a tax basis were as follows:
Capital loss carryforwards(1)	$(55,429,100)
Other accumulated losses	(52)
Tax basis unrealized depreciation on investments	(37,560,208)
Total tax basis net accumulated losses	$(92,989,360)

(1) To the extent that future capital gains are offset by capital loss carryforwards, such gains will not be distributed.
Federal Income Tax Basis: The federal income tax basis of the Fund's investments at June 30, 2017 was as follows:
Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$1,114,342,003	$35,714,692	$(45,227,161)	$(9,512,469)
As part of the Reorganizations, the Fund assumed the capital loss carryforwards of the Target Funds. Prior to the closing of the Reorganizations, the Target Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as shown in the following table. The losses not subject to expiration will be utilized first by the Fund.
This table below shows the capital loss carryforwards assumed by the Fund upon the closing of the Reorganizations:
Capital Loss Carryforwards:	Expires:	Limitation:
$712,770 (Short-term)	N/A	N/A
$564,228 (Long-term)	N/A	N/A
$15,327,160	N/A	12/31/2017
$14,127,284	N/A	12/31/2018
$1,199,874	12/31/2018	12/31/2018
$9,707,822	N/A	12/31/2019
$5,374,891	N/A	12/31/2020
$3,443,546	N/A	12/31/2021
$3,443,546	N/A	12/31/2022
$1,527,979	N/A	12/31/2023
Capital Account Reclassifications: Because federal income tax regulations differ in certain respects from GAAP, income and capital gain distributions, if any, determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. These differences are primarily due to differing treatments for forward currency contracts and partnership adjustments. Permanent book and tax differences, if any, will result in reclassifications to paid-in-capital or to undistributed capital gains. These reclassifications have no effect on net assets or NAV per share. Any undistributed net income and realized gain remaining at fiscal year end is distributed in the following year.
34Brookfield Investment Management Inc.

BROOKFIELD REAL ASSETS INCOME FUND INC.
Notes to Financial Statements (Unaudited) (continued)
June 30, 2017

12.Indemnification
Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for indemnification. The Fund’s maximum exposure under these arrangements is unknown, since this would involve the resolution of certain claims, as well as future claims that may be made, against the Fund. Thus, an estimate of the financial impact, if any, of these arrangements cannot be made at this time. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be unlikely.
13.Subsequent Events
GAAP requires recognition in the financial statements of the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.
Dividends: The Fund’s Board declared the following monthly dividends:
Dividend Per Share	Record Date	Payable Date
$0.1990	July 20, 2017	July 27, 2017
$0.1990	August 17, 2017	August 24, 2017
Management has evaluated subsequent events in the preparation of the Fund’s financial statements and has determined that other than the items listed herein, there are no events that require recognition or disclosure in the financial statements.
2017 Semi-Annual Report35

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BROOKFIELD REAL ASSETS INCOME FUND INC.
Compliance Certification  (Unaudited)
June 30, 2017

On May 25, 2017, the Fund submitted a CEO annual certification to the New York Stock Exchange (“NYSE”) on which the Fund’s principal executive officer certified that he was not aware, as of that date, of any violation by the Fund of the NYSE’s Corporate Governance listing standards. In addition, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and related SEC rules, the Fund’s principal executive and principal financial officers will make quarterly certifications, included in filings with the SEC on Forms N-Q relating to, among other things, the Fund’s disclosure controls and procedures and internal control over financial reporting, as applicable.
2017 Semi-Annual Report37

BROOKFIELD REAL ASSETS INCOME FUND INC.
Proxy Results  (Unaudited)
June 30, 2017

The stockholders of the Brookfield Real Assets Income Fund Inc. voted on the following proposals at a stockholder meeting on May 25, 2017. The description of the proposal and number of shares voted are as follows:
		Shares Voted For	Shares Voted Against	Shares Voted Abstain
1.	To elect to the Fund's Board of Directors Louis P. Salvatore	29,014,646	1,795,133	471,227
2.	To elect to the Fund's Board of Directors David Levi	28,890,062	1,847,913	543,031
38Brookfield Investment Management Inc.

BROOKFIELD REAL ASSETS INCOME FUND INC.
Dividend Reinvestment Plan  (Unaudited)

A Dividend Reinvestment Plan (the “Plan”) is available to stockholders of the Fund pursuant to which they may elect to have all distributions of dividends and capital gains automatically reinvested by American Stock Transfer & Trust Company (the “Plan Agent”) in additional Fund shares. Stockholders who do not participate in the Plan will receive all distributions in cash paid by check mailed directly to the stockholder of record (or if the shares are held in street or other nominee name, then to the nominee) by the Fund’s Custodian, as Dividend Disbursing Agent.
The Plan Agent serves as agent for the stockholders in administering the Plan. After the Fund declares a dividend or determines to make a capital gain distribution, payable in cash, if (1) the market price is lower than the net asset value, the participants in the Plan will receive the equivalent in Fund shares valued at the market price determined as of the time of purchase (generally, the payment date of the dividend or distribution); or if (2) the market price of the shares on the payment date of the dividend or distribution is equal to or exceeds their net asset value, participants will be issued Fund shares at the higher of net asset value or 95% of the market price. This discount reflects savings in underwriting and other costs that the Fund otherwise will be required to incur to raise additional capital. If the net asset value exceeds the market price of the Fund shares on the payment date or the Fund declares a dividend or other distribution payable only in cash (i.e., if the Board of Directors precludes reinvestment in Fund shares for that purpose), the Plan Agent will, as agent for the participants, receive the cash payment and use it to buy Fund shares in the open market, on the New York Stock Exchange or elsewhere, for the participants’ accounts. If, before the Plan Agent has completed its purchases, the market price exceeds the net asset value of the Fund’s shares, the average per share purchase price paid by the Plan Agent may exceed the net asset value of the Fund’s shares, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. The Fund will not issue shares under the Plan below net asset value.
Participants in the Plan may withdraw from the Plan upon written notice to the Plan Agent. When a participant withdraws from the Plan or upon termination of the Plan by the Fund, certificates for whole shares credited to his or her account under the Plan will be issued and a cash payment will be made for any fraction of a share credited to such account.
There is no charge to participants for reinvesting dividends or capital gain distributions, except for certain brokerage commissions, as described below. The Plan Agent’s fees for handling the reinvestment of dividends and distributions are paid by the Fund. There are no brokerage commissions charged with respect to shares issued directly by the Fund. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open market purchases in connection with the reinvestment of dividends and distributions.
The automatic reinvestment of dividends and distributions will not relieve participants of any federal income tax that may be payable on such dividends or distributions.
A brochure describing the Plan is available from the Plan Agent, by calling 1-800-937-5449.
If you wish to participate in the Plan and your shares are held in your name, you may simply complete and mail the enrollment form in the brochure. If your shares are held in the name of your brokerage firm, bank or other nominee, you should ask them whether or how you can participate in the Plan. Stockholders whose shares are held in the name of a brokerage firm, bank or other nominee and are participating in the Plan may not be able to continue participating in the Plan if they transfer their shares to a different brokerage firm, bank or other nominee, since such stockholders may participate only if permitted by the brokerage firm, bank or other nominee to which their shares are transferred.
2017 Semi-Annual Report39

BROOKFIELD REAL ASSETS INCOME FUND INC.
Joint Notice of Privacy Policy  (Unaudited)

Brookfield Investment Management Inc. (“BIM”), on its own behalf and on behalf of the funds managed by BIM and its affiliates, recognizes and appreciates the importance of respecting the privacy of our clients and shareholders. Our relationships are based on integrity and trust and we maintain high standards to safeguard your non-public personal information (“Personal Information”) at all times. This privacy policy (“Policy”) describes the types of Personal Information we collect about you, the steps we take to safeguard that information and the circumstances in which it may be disclosed.
If you hold shares of a Fund through a financial intermediary, such as a broker, investment adviser, bank or trust company, the privacy policy of your financial intermediary will also govern how your Personal Information will be shared with other parties.
WHAT INFORMATION DO WE COLLECT?
We collect the following Personal Information about you:
•	Information we receive from you in applications or other forms, correspondence or conversations, including but not limited to name, address, phone number, social security number, assets, income and date of birth.
•	Information about transactions with us, our affiliates, or others, including but not limited to account number, balance and payment history, parties to transactions, cost basis information, and other financial information.
•	Information we may receive from our due diligence, such as your creditworthiness and your credit history.
WHAT IS OUR PRIVACY POLICY?
We may share your Personal Information with our affiliates in order to provide products or services to you or to support our business needs. We will not disclose your Personal Information to nonaffiliated third parties unless 1) we have received proper consent from you; 2) we are legally permitted to do so; or 3) we reasonably believe, in good faith, that we are legally required to do so. For example, we may disclose your Personal Information with the following in order to assist us with various aspects of conducting our business, to comply with laws or industry regulations, and/or to effect any transaction on your behalf;
•	Unaffiliated service providers (e.g. transfer agents, securities broker-dealers, administrators, investment advisors or other firms that assist us in maintaining and supporting financial products and services provided to you);
•	Government agencies, other regulatory bodies and law enforcement officials (e.g. for reporting suspicious transactions);
•	Other organizations, with your consent or as directed by you; and
•	Other organizations, as permitted or required by law (e.g. for fraud protection)
When we share your Personal Information, the information is made available for limited purposes and under controlled circumstances designed to protect your privacy. We require third parties to comply with our standards for security and confidentiality.
HOW DO WE PROTECT CLIENT INFORMATION?
We restrict access to your Personal Information to those persons who require such information to assist us with providing products or services to you. It is our practice to maintain and monitor physical, electronic, and procedural safeguards that comply with federal standards to guard client nonpublic personal information. We regularly train our employees on privacy and information security and on their obligations to protect client information.
CONTACT INFORMATION
For questions concerning our Privacy Policy, please contact our client services representative at 1-855-777-8001.
40Brookfield Investment Management Inc.

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Corporate Information

Investment Adviser and Administrator
Brookfield Investment Management Inc.
Brookfield Place
250 Vesey Street, 15th Floor
New York, New York 10281-1023
www.brookfieldim.com
Please direct your inquiries to:
Investor Relations
Phone: 1-855-777-8001
E-mail: funds@brookfield.com
Sub-Adviser
Schroder Investment Management North America Inc.
875 Third Avenue, 22nd Floor
New York, New York 10022-6225
Transfer Agent
Stockholder inquiries relating to distributions, address changes and stockholder account information should be directed to the Fund’s transfer agent:
American Stock Transfer & Trust Company
6201 15th Avenue
Brooklyn, New York 11219
1-800-937-5449
Fund Accounting Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
Sub-Administrator
U.S. Bancorp Fund Services, LLC
1201 South Alma School Road, Suite 3000
Mesa, Arizona 85210
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
111 South Wacker Drive
Chicago, Illinois 60606
Legal Counsel
Paul Hastings LLP
200 Park Avenue
New York, New York 10166
Custodian
U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212
Directors of the Fund
Edward A. Kuczmarksi	Chairman
Louis P. Salvatore	Audit Committee Chairman
Heather S. Goldman	Director
Stuart A. McFarland	Director
David Levi	Director (Interested)

Officers of the Fund
Brian F. Hurley	President
Angela W. Ghantous	Treasurer
Casey Tushaus	Assistant Treasurer
Mohamed Rasul	Assistant Treasurer
Alexis I. Rieger	Secretary
Seth A. Gelman	Chief Compliance Officer

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q are available on the SEC’s website at www.sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
You may obtain a description of the Fund’s proxy voting policies and procedures, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request by calling 1-855-777-8001, or go to the SEC’s website at www.sec.gov.

Brookfield Investment Management Inc.
Brookfield Place
250 Vesey Street, 15th Floor
New York, New York 10281-1023
1-855-777-8001
www.brookfieldim.com

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrant.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to stockholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s nominating committee charter does not contain any procedure by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)          The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-CSR.

(b)          As of the date of filing this Form N-CSR, the Registrant’s principal executive officer and principal financial officer are aware of no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	None.

(2)     A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached as an exhibit to this Form N-CSR.

(3)     None.

(b)         A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached as an exhibit to this Form N-CSR.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BROOKFIELD REAL ASSETS INCOME FUND INC.

By:	/s/ Brian F. Hurley
Brian F. Hurley President and Principal Executive Officer

Date:  August 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Brian F. Hurley
Brian F. Hurley President and Principal Executive Officer

Date:  August 29, 2017

By:	/s/ Angela W. Ghantous
Angela W. Ghantous Treasurer and Principal Financial Officer

Date:  August 29, 2017